SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Statement of Compliance
Statement of Compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and with Interpretations of the International Financial Reporting Interpretations Committee. These financial statements were authorized for issuance by the Board of Directors of the Company on February 1, 2018.

Basis of Measurement
Basis of Measurement
These consolidated financial statements have been prepared on the historical cost basis except for certain financial instruments, which are measured at fair value (as described in note 18).

Functional and Presentation Currency
Functional and Presentation Currency
The US dollar is the presentation currency of the Company. Each of the Company’s subsidiaries determines its functional currency, and items included in the financial statements of each subsidiary are measured using that functional currency. The functional currency of North American operations is the US dollar and the functional currency of European operations is the Pound Sterling.

Foreign Currency Translation
Foreign Currency Translation
Assets and liabilities of foreign operations having a functional currency other than the US dollar are translated at the rate of exchange prevailing at the reporting date, and revenues and expenses at average rates during the period. Gains or losses on translation are included as a component of shareholders’ equity in other comprehensive income (OCI). Gains or losses on foreign currency-denominated balances and transactions that are designated as hedges of net investments in these operations are reported in the same manner.
Foreign currency-denominated monetary assets and liabilities of the Company and its subsidiaries are translated using the rate of exchange prevailing at the reporting date. Gains or losses on translation of these items are included in earnings and reported as general and administrative expenses, with the exception of gains and losses on translation of foreign currency-denominated deferred tax assets and liabilities, taxes payable and receivable, and investment tax credit receivable. Gains and losses on these items are included in earnings and reported as income tax expense (previously reported as general and administrative expenses). Gains or losses on transactions that hedge these items are also included in earnings. Foreign currency-denominated revenue and expenses are translated at average rates during the period. Foreign currency-denominated non-monetary assets and liabilities, measured at historic cost, are translated at the rate of exchange at the transaction date. Foreign exchange gains or losses arising from intercompany loans to foreign operations, the settlement of which is neither planned nor likely to occur in the foreseeable future and which in substance are considered to form part of the net investment in the foreign operation, are recognized in OCI.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of demand deposits, and investment-grade money market securities and bank term deposits with maturities of 90 days or less from the date of purchase. Cash and cash equivalents are recorded at fair value.

Inventories
Inventories
Inventories of finished goods, raw materials and operating and maintenance supplies are valued at the lower of cost and net realizable value, with cost determined on an average cost basis. The cost of finished goods inventories includes direct material, direct labour and an allocation of overhead.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment is recorded at cost less accumulated depreciation. Borrowing costs are included as part of the cost of a qualifying asset. Property and plant includes land and buildings. Buildings are depreciated on a straight-line basis over 20 to 40 years. Production equipment is depreciated using the units-of-production method. This method amortizes the cost of equipment over the estimated units to be produced during its estimated useful life, which ranges from 10 to 25 years. When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment. The rates of depreciation are intended to fully depreciate manufacturing and non-manufacturing assets over their useful lives. These periods are assessed at least annually to ensure that they continue to approximate the useful lives of the related assets.
Property, plant and equipment is tested for impairment only when there is an indication of impairment. Impairment testing is a one-step approach for both testing and measurement, with the carrying value of the asset or group of assets compared directly to the higher of fair value less costs of disposal and value in use. Fair value is measured at the sale price of the asset or group of assets in an arm’s length transaction. Value in use is based on the cash flows of the asset or group of assets, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. The projection of future cash flows takes into account the relevant operating plans and management’s best estimate of the most probable set of conditions anticipated to prevail. Where an impairment loss exists, it is recorded against earnings. If an impairment loss subsequently reverses, the carrying amount of the asset is increased to the lesser of the revised estimate of recoverable amount and the carrying value that would have remained had no impairment loss been recognized previously. IFRS requires such reversals to be recognized in earnings if certain criteria are met.

Intangible Assets
Intangible Assets
Intangible assets consist of timber rights and software acquisition and development costs. Intangible assets are recorded at cost less accumulated amortization. Timber rights are amortized in accordance with the substance of the agreements (either on a straight-line basis or based on the volume of timber harvested). Software costs are amortized on a straight-line basis over their estimated useful lives and commence once the software is put into service. Amortization methods, useful lives and residual values are assessed at least annually. If the Company identifies events or changes in circumstances which may indicate that their carrying amount may not be recoverable, the intangible assets would be reviewed for impairment as described in note 2(h) above.

Reforestation Obligations
Reforestation Obligations
For certain operations, timber is harvested under various licences issued by the provinces of British Columbia and Alberta, which include future requirements for reforestation. The fair value of the future estimated reforestation obligation is accrued and recognized in cost of sales on the basis of the volume of timber harvested; fair value is determined by discounting the estimated future cash flows using a credit adjusted risk-free rate. Subsequent changes to fair value resulting from the passage of time and revisions to fair value calculations are recognized in earnings as they occur.

Employee Future Benefits
Employee Future Benefits
Norbord sponsors various defined benefit and defined contribution pension plans, which cover substantially all employees and are funded in accordance with applicable plan and regulatory requirements. The benefits under Norbord’s defined benefit pension plans are generally based on an employee’s length of service and final five years’ or career average salary. The plans do not provide for indexation of benefit payments.
The measurement date for all defined benefit pension plans is December 31. The obligations associated with Norbord’s defined benefit pension plans are actuarially valued using the projected unit credit method, management’s best estimate assumptions for salary escalation, inflation and life expectancy, and a current market discount rate. Assets are measured at fair value. The obligation in excess of plan assets is recorded as a liability and any plans with assets in excess of obligations are recorded as an asset. All actuarial gains or losses are recognized immediately through OCI.

Financial Instruments
Financial Instruments
The Company periodically utilizes derivative financial instruments solely to manage its foreign currency, interest rate and commodity price exposures in the ordinary course of business. Derivatives are not used for trading or speculative purposes. All hedging relationships, risk management objectives and hedging strategies are formally documented and periodically assessed to ensure that the changes in the value of these derivatives are highly effective in offsetting changes in the fair values, net investments or cash flows of the hedged exposures. Accordingly, all gains and losses (realized and unrealized, as applicable) on such derivatives are recognized in the same manner as gains and losses on the underlying exposure being hedged. Any resulting carrying amounts are included in other assets if there is an unrealized gain on the derivative, or in other liabilities if there is an unrealized loss on the derivative.
The fair values of the Company’s derivative financial instruments are determined by using observable market inputs for similar assets and liabilities. These fair values reflect the estimated amount that the Company would have paid or received if required to settle all outstanding contracts at period-end. The fair value measurements of the Company’s derivative financial instruments are classified as Level 2 of a three-level hierarchy, as fair value of these derivative instruments has been determined based on observable market inputs. This fair value represents a point-in-time estimate that may not be relevant in predicting the Company’s future earnings or cash flows.
The Company is exposed to credit risk in the event of non-performance by its derivative counterparties. However, the Company’s Board-approved financial policies require that derivative transactions be executed only with approved highly rated counterparties under master netting agreements; therefore, the Company does not anticipate any non-performance.
The carrying value of the Company’s non-derivative financial instruments approximates fair value, except where disclosed in these notes. Fair values disclosed are determined using actual quoted market prices or, if not available, indicative prices based on similar publicly traded instruments.

Debt Issue Costs
Debt Issue Costs
The Company accounts for transaction costs that are directly attributable to the issuance of long-term debt by deducting such costs from the carrying value of the long-term debt. The capitalized transaction costs are amortized to interest expense over the term of the related long-term debt using the effective interest rate method.

Income Taxes
Income Taxes
The Company uses the asset and liability method of accounting for income taxes and provides for temporary differences between the tax basis and carrying amounts of assets and liabilities. Accordingly, deferred tax assets and liabilities are recognized for all deductible temporary differences, carryforward of unused tax credits and unused tax losses to the extent that it is probable that the deductions, tax credits and tax losses can be utilized. Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates and laws that have been enacted or substantively enacted at the balance sheet date. In addition, the effect of a change in tax rates on deferred tax assets and liabilities is recognized in earnings in the year of enactment or substantive enactment. Current and deferred income taxes relating to items recognized directly in other comprehensive income are also recognized directly in other comprehensive income. The Company assesses recoverability of deferred tax assets based on the Company’s estimates and assumptions. At the end of each reporting period, the Company reassesses unrecognized deferred tax assets. Previously unrecognized tax assets are recognized to the extent that it has become probable that future taxable profit will support their realization, or derecognized to the extent it is no longer probable that the tax assets will be recovered.
The Company has certain non-monetary assets and liabilities for which the tax reporting currency is different from the functional currency. Translation gains or losses arising on the remeasurement of these items at current exchange rates versus historic exchange rates give rise to a temporary difference for which a deferred tax asset or liability and deferred tax expense (recovery) is recorded.

Share-based Payments
Share-based Payments
The Company issues both equity-settled and cash-settled share-based awards to certain employees, officers and Directors. Both types of awards are accounted for using the fair value method.
Equity-settled share-based awards are issued in the form of stock options that vest evenly over a five-year period. The fair value of the awards on the grant date is determined using a fair value model (Black-Scholes option pricing model). Each tranche of the award is considered to be a separate grant based on its respective vesting period. The fair value of each tranche is determined separately on the date of grant and recognized as compensation expense, net of forfeiture estimate, over the term of its respective vesting period, with a corresponding increase to contributed surplus. Upon exercise of the award, the issued shares are recorded at the corresponding amount in contributed surplus, plus the cash proceeds received.
Cash-settled share-based awards are issued in the form of restricted stock units (RSUs) and deferred stock units (DSUs). The fair value of the liability for RSUs is determined using the Black-Scholes option pricing model. The liabilities for the DSUs are fair valued using the closing price of the Company’s common shares on the grant date. DSUs are initially measured at fair value at the grant date, and subsequently remeasured to fair value at each reporting date until settlement. The liability related to cash-settled awards is recorded in other liabilities.

Revenue Recognition
Revenue Recognition
Sales are recognized when the risks and rewards of ownership pass to the purchaser. This is generally when goods are shipped. Sales are recorded net of discounts.
Sales are governed by contract or by standard industry terms. Revenue is not recognized prior to the completion of those terms. The majority of product is shipped via third-party transport on a freight-on-board shipping point basis. In all cases, product is subject to quality testing by the Company to ensure it meets applicable standards prior to shipment.

Government Grants
Government Grants
Government grants relating to the acquisition of property, plant and equipment are recorded as a reduction of the cost of the asset to which it relates, with any depreciation calculated on the net amount over the related asset’s useful life. Government grants relating to income or for the reimbursement of costs are recognized in earnings in the period they become receivable and deducted against the costs for which the grants were intended to compensate.

Impairment of Non-Derivative Financial Assets
Impairment of Non-Derivative Financial Assets
Financial assets not classified at fair value through profit or loss are assessed at each reporting date to determine whether there is objective evidence of impairment.

Measurement of Fair Value
Measurements of Fair Value
A number of the Company’s accounting policies and disclosures require the measurement of fair value, for both financial and non-financial assets and liabilities.
The Company has an established framework with respect to the measurement of fair values. If third-party information, such as broker quotes or pricing services, is used to measure fair values, then management assesses the evidence obtained from these sources to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy at which such valuations should be classified.
When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation technique, as follows:

Level 1	–	unadjusted quoted prices available in active markets for identical assets or liabilities;
Level 2	–	inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and
Level 3	–	inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Critical Judgements and Estimates
Critical Judgements and Estimates
The preparation of the consolidated financial statements in conformity with IFRS requires management to make critical judgements, estimates and assumptions that affect: the reported amounts of assets, liabilities, revenues and expenses; disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of revenues and expenses during the period. Actual results could differ materially from those estimates. Such differences in estimates are recognized when realized on a prospective basis.
In making estimates and judgements, management relies on external information and observable conditions where possible, supplemented by internal analysis as required. These estimates and judgements have been applied in a manner consistent with prior periods and there are no known trends, commitments, events or uncertainties that we believe will materially affect the methodology or assumptions utilized in making these estimates and judgements in these financial statements. The significant estimates and judgements used in determining the recorded amount for assets and liabilities in the financial statements include the following:
A.    Judgements
Management’s judgements made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are:

(i)Functional Currency
The Company assesses the relevant factors related to the primary economic environment in which its entities operate to determine their functional currency.
(ii)Income Taxes
In the normal course of operations, judgement is required in assessing tax interpretations, regulations and legislation and in determining the provision for income taxes, deferred tax assets and liabilities. These judgements are subject to various uncertainties concerning the interpretation and application of tax laws in the filing of its tax returns in operating jurisdictions, which could materially affect the Company’s earnings or cash flows. There can be no assurance that the tax authorities will not challenge the Company’s filing positions. To the extent that a recognition or derecognition of a deferred tax asset is required, current period earnings or OCI will be affected.
B.    Estimates
Assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment in the year ended December 31, 2017 are:

(i)	Inventory
The Company estimates the net realizable value of its finished goods and raw materials inventory using estimates regarding future selling prices. The net realizable value of operating and maintenance supplies inventory uses estimates regarding replacement costs.

(ii)	Property, Plant and Equipment and Intangible Assets
When indicators of impairment are present and the recoverable amount of property, plant and equipment and intangible assets need to be determined, the Company uses the following critical estimates: the timing of forecasted revenues; future selling prices and margins; future sales volumes; maintenance and other capital expenditures; discount rates; useful lives; and residual values.

(iii)	Employee Benefit Plans
The net obligations associated with the defined benefit pension plans are actuarially valued using: the projected unit credit method; management’s best estimates for salary escalation, inflation and life expectancy; and a current market discount rate to match the timing and amount of pension payments.

(iv)	Income Taxes
Current income tax assets and liabilities are measured at the amount expected to be paid to tax authorities, net of recoveries, based on the tax rates and laws enacted or substantively enacted at the balance sheet date.
Deferred income tax assets are recognized for all deductible temporary differences and carryforward of unused tax credits and unused tax losses, to the extent that it is probable that the deductions, tax credits and tax losses can be utilized. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability settled, based on the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.

(v)	Financial Instruments
The critical assumptions and estimates used in determining the fair value of financial instruments are: equity and commodity prices; future interest rates; the relative creditworthiness of the Company to its counterparties; estimated future cash flows; discount rates; and volatility utilized in option valuations.

Changes in Accounting Policies
Changes in Accounting Policies

(i)	Income Taxes
In January 2016, the IASB issued amendments to clarify the requirements for recognizing deferred tax assets on unrealized losses. The amendments clarify the accounting for deferred tax where an asset is measured at fair value and that fair value is below the asset’s tax base. They also clarify certain other aspects of accounting for deferred tax assets. The amendments became effective for the Company on January 1, 2017 and did not have any impact on its financial statements.

(ii)	Cash Flow Statement Disclosure
In January 2016, the IASB issued an amendment to IAS 7, Statement of Cash Flows, introducing additional disclosure requirements for liabilities arising from financing activities. The amendments became effective for the Company on January 1, 2017 and the additional disclosure has been included in the supplemental cash flow information (note 16) accordingly.

(iii)	Foreign Currency Translation
Effective April 2, 2017, the Company changed its policy on the classification of gains and losses on translation of foreign currency-denominated deferred tax assets and liabilities, taxes payable and receivable, and investment tax credit receivable. Gains and losses on these items are included in earnings and reported as income tax expense (previously reported as general and administrative expenses). The effect of this classification change on prior period comparative balances was $1 million and the balances were not required to be restated.

Future Changes in Accounting Policies
Future Changes in Accounting Policies
(i)Financial Instruments
In July 2014, the IASB issued the final publication of IFRS 9, Financial Instruments (IFRS 9), superseding IAS 39, Financial Instruments. IFRS 9 includes amended guidance for the classification and measurement of financial assets by introducing a fair value through other comprehensive income category for certain debt instruments. It also includes a new general hedge accounting standard which will align hedge accounting more closely with risk management and contains a new impairment model which could result in earlier recognition of losses. Norbord intends to adopt IFRS 9 in its financial statements for the annual period beginning on January 1, 2018. Norbord has assessed its financial instruments and does not expect the standard to have a material impact on its financial statements or accounting policy.

(ii)Revenue from Contracts with Customers
In May 2014, the IASB issued IFRS 15, Revenue from Contracts with Customers (IFRS 15), which replaces the existing revenue recognition guidance with a new framework to determine the timing of revenue recognition and the measurement of revenue. In September 2015, the IASB formalized a one-year deferral of the effective date to the year beginning on or after January 1, 2018. In April 2016, the IASB issued an amendment clarifying the guidance on identifying performance obligations, licences of intellectual property, and principal versus agent, and to provide additional practical expedients upon transition. Norbord intends to adopt IFRS 15 and the clarifications in its financial statements for the annual period beginning on January 1, 2018. Norbord has undertaken a comprehensive review of its significant contracts in accordance with the five-step model in IFRS 15 to determine the impact on the timing and measurement of its revenue recognition. Based on this review, Norbord does not expect the standard to have a material impact on its financial statements or accounting policy.

(iii)Share-based Payment
In June 2016, the IASB issued an amendment to IFRS 2, Share-based Payment, clarifying the accounting for certain types of share-based payment transactions. The amendments provide requirements on accounting for the effects of vesting and non-vesting conditions of cash-settled share-based payments, withholding tax obligations for share-based payments with a net settlement feature, and when a modification to the terms of a share-based payment changes the classification of the transaction from cash-settled to equity-settled. Norbord intends to adopt the amendments to IFRS 2 in its financial statements for the annual period beginning on January 1, 2018. Norbord has assessed its share-based payment transactions and does not expect the amendments to have a material impact on its financial statements or accounting policy.

(iv)Foreign Currency Transactions and Advance Consideration
In December 2016, the IFRS Interpretations Committee of the IASB issued IFRIC 22, Foreign Currency Transactions and Advance Consideration (IFRIC 22). The interpretation addresses how to determine the date of the transaction when applying IAS 21, The Effects of Changes in Foreign Exchange Rates. The date of transaction determines the exchange rate to be used on initial recognition of the related asset, expense or income. Norbord intends to adopt IFRIC 22 in its financial statements for the annual period beginning on January 1, 2018. Norbord has assessed its foreign currency transactions and does not expect the interpretation to have a material impact on its financial statements or accounting policy.

(v)Leases
In January 2016, the IASB issued IFRS 16, Leases (IFRS 16), which replaces the existing lease accounting guidance. IFRS 16 requires all leases to be reported on the balance sheet unless certain criteria for exclusion are met. Norbord intends to adopt IFRS 16 in its financial statements for the annual period beginning on January 1, 2019. The Company is currently assessing the impact of IFRS 16 on its financial statements.

(vi)	Uncertainty over Income Tax Treatments
In June 2017, the IFRS Interpretations Committee of the IASB issued IFRIC 23, Uncertainty over Income Tax Treatments (IFRIC 23). The interpretation provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. The interpretation is effective for the annual period beginning on January 1, 2019. The Company is currently assessing the impact of IFRIC 23 on its financial statements.